SCHEDULE OF COMPENSATION AWARDED TO OR EARNED BY OUR EXECUTIVE OFFICERS AND BOARD OF DIRECTORS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Salary	$ 2,079,152	$ 2,109,014	$ 1,595,866
Stock-based	7,574,295	3,997,113	392,074
Total	$ 9,653,447	$ 6,106,127	$ 1,987,940